Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (222,081)	¥ (151,667)
Intangible assets, net	395,210	146,373		$ 62,017
Amortization expenses	70,414	52,652	¥ 43,295
Estimated amortization expenses of the existing intangible assets for the next five years
2021	103,947
2022	87,833
2023	75,320
2024	28,826
2025	25,714
Internally developed softwares
Finite-Lived Intangible Assets [Line Items]
Intangible assets	348,951	281,346
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets	1,074	1,074
Supplier relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets	15,620	¥ 15,620
Franchising
Finite-Lived Intangible Assets [Line Items]
Intangible assets	69,608
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	23,237
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets	146,701
Brand
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 12,100